SIGNIFICANT VENDERS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SIGNIFICANT VENDERS

NOTE 13. - SIGNIFICANT VENDORS

The Company purchases its raw materials from various foreign and domestic suppliers several of which represent individually in excess of 10% of total purchases. Purchases of raw materials consist primarily of basic chemicals and packaging materials. The Company believes that it enjoys cordial relationships with all its suppliers but should the need arise, the Company believes that it could transition to alternate suppliers with minimal adverse impact. It does not have any formal long term purchase agreements with its suppliers. The Company does issue purchase orders based on its production plan, which may be modified or cancelled should its production plan change. The Company had $1,015,615 in outstanding purchase orders at June 30, 2011.

Purchases from significant vendors during Q211-YTD and their accounts payable at June 30, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payables	Percent

A	$596,691	26.4%	$25,998	4.1%
B	$306,049	13.6%	$70,000	11.0%
C	$302,404	13.4%	$82,269	12.9%

Purchases from significant vendors during Q210-YTD and their accounts payable at June 30, 2010 were:

Vendor	Purchase Amount	Percent	Accounts Payables	Percent

A	$197,550	42.34%	$0	0.0%